STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS? EQUITY

NOTE 7. - STOCKHOLDERS' EQUITY

Stock Issued in Private Placements - On February 13, 2012, the Company completed the sale of $3,000,000 of investment units (the "Units") in a private placement. A total of 30 Units were sold, at a price of $100,000 per Unit. Each Unit consisted of (i) 32,258 shares of the Company's common stock, and (ii) a five-year warrant to purchase up to 16,129 shares of the Company's common stock at an exercise price of $3.10 per share. The private placement resulted in aggregate cash proceeds to the Company of $3,000,000. In connection with the private placement, the Company paid a placement agent fee of $210,000 and issued to the placement agent a five-year warrant to purchase up to an aggregate of 58,064 shares of Common Stock at an exercise price of $3.10. The placement agent warrant had a fair value of $177,000.

Concurrently with the execution of the Merger Agreement, on October 1, 2012, DSS entered into subscription agreements with certain accredited investors, pursuant to which DSS agreed to issue and sell to such investors in a private placement an aggregate of 833,651 shares of its common stock, at a purchase price of $3.30 per share, for an aggregate purchase price of $2,751,048 (the "Private Placement"). The Private Placement was completed on October 1, 2012. Lexington participated in the private placement and purchased an aggregate of 218,675 shares of DSS common stock, at a purchase price of $3.30 per share, for an aggregate purchase price of $721,628. Dawson James Securities, Inc. acted as the sole placement agent in connection with the Private Placement and received $250,095 in fees.

On February 18, 2011, the Company entered into an Amended and Restated Agreement ("Amended Agreement") with Fletcher International, Ltd. ("Fletcher") for the purpose of modifying the terms of an agreement ("Original Agreement") previously entered into between the Company and Fletcher on December 31, 2010.

Under the Original Agreement, Fletcher purchased $4,000,000 of the Company's common stock (756,287 shares) at a price of approximately $5.29 per share on December 31, 2010 (the "Initial Investment"). In conjunction with the Initial Investment, Fletcher received a warrant (the "Initial Warrant") to purchase up to $4,000,000 of the Company's common stock at a price of approximately $5.29 per share at any time until December 31, 2019, subject to adjustment as set forth in the Initial Warrant. Under the Original Agreement, Fletcher also received the right to make additional equity investments of up to $4,000,000 in total (the "Later Investments") by May 2, 2011 at the average of the daily volume-weighted price of the Company's common stock in the calendar month preceding each Later Investment notice date at prices no lower than approximately $4.76 per share and no greater than approximately $6.35 per share, subject to adjustment as set forth in the Original Agreement. The warrants issued to Fletcher had down-round and anti-dilution provisions as of December 31, 2010, and were considered derivative liabilities recorded at fair value. The down-round provisions result in the number of shares to be issued determined on a variable that is not an input to the fair value of a "fixed-for-fixed" option. Under the Original Agreement, Fletcher also received a second warrant (the "Second Warrant") to purchase shares of the Company's common stock with an aggregate purchase price of up to the total dollar amount of the Later Investments at a per-share exercise price of 120% of the per-share price paid in the final Later Investment to occur, subject to adjustment as set forth in the Second Warrant. The Initial Warrant and the Second Warrant each also had a cashless exercise provision.

Under the Amended Agreement, the purchase price for the Initial Investment made on December 31, 2010 was increased to $5.38 per share, increasing the aggregate purchase price paid by Fletcher for the Initial Investment from $4,000,000 to $4,068,825. The Initial Warrant received by Fletcher was amended and reissued (the "Amended Initial Warrant") entitling Fletcher to purchase newly-issued shares of common stock at $5.38 per share (the "Warrant Price") at any time until February 18, 2020 (the "Warrant Term"), up to an aggregate purchase price of $4,300,000 (the "Warrant Amount"). Under the Amended Agreement, Fletcher also received the right to make additional equity investments ("Later Investments") of up to $4,068,000 (the "Aggregate Later Investment Amount") provided notice was given to the Company prior to July 2, 2011 of Fletcher's intention to make the Later Investment. The Second Warrant received by Fletcher was amended (the "Amended Second Warrant", and together with the Amended Initial Warrant, the "Warrants") to fix the Warrant Price at $5.38 per share. The Second Warrant entitled Fletcher to purchase newly-issued shares of common stock up to the aggregate purchase price of the Later Investments. The Amended Initial Warrant and the Amended Second Warrant each had a cashless exercise provision. Fletcher did not make the Later Investment.

In connection with the Amended Agreement, the Company filed a registration statement with the Securities and Exchange Commission ("SEC") covering the Initial Investment of 756,287 shares and 799,256 shares underlying the Initial Warrant. On March 14, 2011, the Company and Fletcher executed further amendments to the Amended and Restated Agreement and Warrants addressing stockholder approval and pricing provisions relating to Change of Control (as defined therein). The March 14, 2011 amendments were executed by the Company and Fletcher in response to an NYSE Amex inquiry, and were required to solidify NYSE Amex approval of the Company's additional listing applications, which approval was received from NYSE Amex on March 15, 2011.

Certain events, such as dividends, stock splits, and other events specified in the Amended Agreement and in the Warrants could have resulted in additional shares of Common Stock being issued to Fletcher, adjustments being made to the terms of the Later Investments, the Initial Warrant or the Second Warrant, or other results, in each case as set forth in the Amended Agreement, the Amended Initial Warrant and the Amended Second Warrant. The terms of the Amended Agreement granted Fletcher certain participation rights in certain later equity issuances by the Company (except for certain exclusions) and certain other rights upon a change of control, in each case as set forth in the Amended Agreement, the Amended Initial Warrant and the Amended Second Warrant.

Proceeds from the transaction were used primarily for sales and marketing, product development, and working capital. The Company paid WM Smith & Co., as placement agent, a cash placement fee of 6% of all cash investments received under the Amended Agreement, or in the case of the cashless exercise of the Warrants, common stock equal to 6% of the shares issued to Fletcher in conjunction with the cashless exercise. During the first quarter of 2011, the Company paid $240,000 in accrued placement agent fees.

Derivative Liabilities -The financial instruments issued to Fletcher on December 31, 2010 had down-round and anti-dilution provisions as of December 31, 2010, which were considered a derivative liability recorded at fair value. The down-round provisions resulted in the number of shares to be issued determined on a variable that is not an input to the fair value of a "fixed-for-fixed" option. The Company recognized the derivative liability at the fair value at inception and on each reporting date. The derivative liabilities were considered Level 3 liabilities on the fair value hierarchy as the determination of fair value includes various assumptions about the Company's future activities and the Company's stock prices and historical volatility as inputs. To determine the fair value of the various components of the Fletcher investments, the Company selected the binomial option model and the Monte Carlo Simulation to model the financial characteristics of the various components. The derivative liabilities were recorded in the consolidated balance sheet as of December 31, 2010 at a fair value of $3,866,836.

On February 18, 2011and March 14, 2011, the Company entered into amendments with Fletcher for the purpose of modifying the terms of the previous agreement entered into between the Company and Fletcher on December 31, 2010. As a result of the amendments, the down-round and anti-dilution provisions were eliminated; therefore, the Company determined that the derivative liabilities that existed under the terms of the original agreement no longer existed. As a result, the Company determined the fair value of the derivative liability financial instruments as of the modification date of February 18, 2011 and recorded the change in fair value of the derivative liabilities since December 31, 2010 amounting to $360,922 which is reflected in the statement of operations. With the elimination of the derivative liability provision, the Company re-classed the fair value of the financial instruments amounting to $3,505,914 from derivative liability to additional paid in capital.

The table below provides a reconciliation of the beginning and ending balances for the derivative liability measured at fair value using significant unobservable inputs (Level 3). There were no assets or liabilities as of December 31, 2011 and 2012 measured using significant unobservable inputs.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3):

Derivative Liability

Balance, December 31, 2010	$3,866,836
Change in fair value	(360,922)
Reclass to equity on date of amendment that eliminated derivative liabilities to net proceeds	(3,505,914)
Balance, December 31, 2011	$-

Stock Warrants - From time to time, the Company issues warrants in conjunction with the sale of its common stock in private placements, and to certain consultants for services. During 2011, the Company did not issue any warrants. On February 20, 2012, the Company and ipCapital Group, Inc. ("ipCapital") entered into an engagement letter (the "ipCapital Engagement Letter") for the provision of certain IP strategic consulting services by ipCapital for the 2012 calendar year (the "Services"). The managing director and 42% owner of ipCapital, John Cronin, is also a director of the Company. Fees for services were approximately $320,000 in 2012. In addition the Company issued ipCapital a five-year warrant (the "Warrant") to purchase up to 100,000 shares of the Company's common stock at an exercise price of $4.62 per share (the "Warrant Stock"). The Warrant vests and becomes exercisable to the extent of 33 1/3 percent of the Warrant Stock upon each of the first, second and third anniversary dates, respectively, of the Issuance Date. The warrant is valued using the Black Scholes Merton option pricing model at each reporting period through the earlier of the completion of services or the expiration of the service term. The warrant was valued at approximately $58,000 as of December 31, 2012. In addition, on February 20, 2012, the Company entered into a second consulting arrangement with ipCapital (the "ipCapital Consulting Agreement") for which ipCapital will provide strategic advice to the Company's senior management team on the development of the Company's Digital Group infrastructure and cloud computing business strategy. The ipCapital Consulting Agreement has a three year term. As ipCapital's sole source of compensation under the ipCapital Consulting Agreement, the Company issued ipCapital a five-year warrant (the "Consulting Warrant") to purchase up to 200,000 shares of the Company's common stock at an exercise price of $4.50 per share (the "Consulting Warrant Stock"). The Consulting Warrant vests and becomes exercisable to the extent of 33 1/3 percent of the Consulting Warrant Stock upon each of the first, second and third anniversary dates, respectively, of the Consulting Warrant Issuance Date. The warrant is valued using the Black Scholes-Merton option pricing model at each reporting period through the requisite service period, in this case the vesting period. The warrant was valued at approximately $119,000 as of December 31, 2012.

Also, on February 20, 2012, the Company entered into consulting arrangement with Century Media Group for the provision of investor relations services. As compensation Century Media Group will receive a fee of $10,000 per month for the one year term, plus the Company issued Century Media Group a 14-month warrant (the "Century Media Warrant") to purchase up to 250,000 shares of the Company's common stock at exercise prices of $4.50, $4.75, $5.00, $5.25 and $6.00 for each 50,000 shares subject to the Century Media Warrant. The Century Media Warrant vested in full on the date of issuance. The Company calculated the fair value of the warrant at approximately $248,000, using the Black Scholes-Merton option pricing model. Expense for consulting services is being recorded over the 12-month service term. On January 21, 2013 the Company cancelled the February 2012 warrant and issued Century Media Group a two year warrant to purchase up to 50,000 shares of the Company's common stock at an exercise price of $3.00 per share. The warrant immediately vested and carries a term of two years. The February 2012 Warrant was issued as partial consideration for a one-year investor relations consulting agreement previously entered into between the Company and Century Media on February 20, 2012 (the "Century Media Consulting Agreement"). The Century Media Consulting agreement automatically expired on its stated termination date of February 20, 2013.

During 2012, a total of 215,734 shares of common stock were issued by the Company upon the exercise of warrants in exchange for aggregate proceeds of approximately $609,000.

The following is a summary with respect to warrants outstanding and exercisable at December 31, 2012 and 2011 and activity during the years then ended:

	2012		2011
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Warrants	Price	Warrants	Price

Outstanding January 1	1,533,892	$5.19	1,933,010	$6.21
Granted during the year	1,091,934	4.00	-	-
Exercised	(215,734)	2.82	(71,896)	2.65
Lapsed	(154,400)	12.53	(327,222)	11.75

Outstanding at December 31	2,255,692	$4.34	1,533,892	$5.19

Exercisable at December 31	2,055,692	$4.32	1,533,892	$5.19

Weighted average months remaining		46.5		57.8

Stock Options - The Company has two stock-based compensation plans. The 2004 Employees' Stock Option Plan (the "2004 Plan") provides for the issuance of up to a total of 3,400,000 shares of common stock authorized to be issued for grants of options, restricted stock and other forms of equity to employees and consultants. Under the terms of the 2004 Plan, options granted thereunder may be designated as options which qualify for incentive stock option treatment ("ISOs") under Section 422A of the Internal Revenue Code, or options which do not qualify ("NQSOs"). The exercise price for options granted under the Director Plan can be no less than 100% of the fair market value of the Common Stock on the date of grant. The Non-Executive Director Stock Option Plan (the "Director Plan") provides for the issuance of up to a total of 500,000 shares of common stock authorized to be issued for options grants for non-executive directors and advisors. Under the terms of the Director Plan, an option to purchase (a) 5,000 shares of our common stock shall be granted to each non-executive director upon joining the Board of Directors and (b) 5,000 shares of our common stock plus an additional 1,000 shares of our common stock for each year that the applicable director has served on the Board of Directors, up to a maximum of 10,000 shares per year shall be granted to each non-executive director thereafter on January 2nd of each year; provided that any non-executive director who has not served as a director for the entire year immediately prior to January 2nd shall receive a pro rata number of options based on the time the director has served in such capacity during the previous year. Both Plans were adopted by the Company's shareholders. Generally, the Company issues employee options that vest over three years and expire after five years and issues director options that vest over one year and expire over five years.

On July 30, 2012, the Company issued as compensation to a consultant a five-year option to purchase 45,000 shares of the Company's common stock at an exercise price of $4.00. One-third of the option vested on July 30, 2012, one-third of the option will vest on July 30, 2013, and the remaining one-third will vest on July 30, 2014. The Company valued the option at approximately $92,000 using the Black-Scholes-Merton option pricing model and will expense it in accordance with the service period. The initial one-third of the options vested were valued at approximately $31, 000 and the remaining two-thirds options were valued as of December 31, 2012 at approximately $21,000.

Stock-Based Compensation - The Company records stock-based payment expense related to these options based on the grant date fair value in accordance with FASB ASC 718. Stock-based compensation includes expense charges for all stock-based awards to employees, directors and consultants. Such awards include option grants, warrant grants, and restricted stock awards. During the year ended December 31, 2012, the Company had stock compensation expense of approximately $847,000 or $0.04 per share ($399,000 or $0.02 per share -2011). As of December 31, 2012, there was approximately $1,103,000 of total unrecognized compensation costs related to non-vested options granted under the Company's stock option plans which the Company expects to recognize compensation costs over the weighted average period of 2.75 years.

The following is a summary with respect to options outstanding at December 31, 2012 and 2011 and activity during the years then ended:

	2004 Employee Plan			Non-Executive Director Plan
	Number of Options	Weighted Average Exercise Price	Weighted Average Life Remaining	Number of Options	Weighted Average Exercise Price	Weighted Average Life Remaining
			(in years)			(in years)
Outstanding at December 31, 2010	673,500	5.66		157,000	$5.61
Granted	692,648	4.24		40,000	5.52
Exercised	(10,000)	4.00		-	-
Forfeited	(187,500)	9.73		(20,000)	12.65
Outstanding at December 31, 2011:	1,168,648	4.18		177,000	4.79
Granted	885,000	3.46		155,000	2.98
Exercised	-	-		-	-
Forfeited	(328,500)	4.44		(20,000)	11.10
Outstanding at December 31, 2012:	1,725,148	3.80	3.4	312,000	3.49	3.1
Exercisable at December 31, 2012:	485,262	4.02	2.5	165,333	3.94	1.7

Aggregate Intrinsic Value of outstanding options at December 31, 2012
	$-			$12,400
Aggregate Intrinsic Value of exercisable options at December 31, 2012
	$-			$12,400

Included in these amounts are earn-out options issued to the previous owners of ExtraDev with a contractual term of 5 years, to purchase an aggregate of 450,000 shares of common stock at an exercise price of $4.50 per share that will be vested if the Company's Digital division achieves certain annual revenue targets by the end of fiscal year 2016. The fair value of the earn-out options amounted to $594,000. If the annual revenue targets are met or are deemed probable to occur, then the Company will record stock based compensation expense. As of December 31, 2012 vesting is considered remote. All options granted to the owners of ExtraDev were classified as compensation for post combination services since the vesting of each grant is based on length of employment, with all unvested options forfeiting upon termination of employment, therefore, the fair value of these equity instruments was not considered a component of the purchase price of the ExtraDev acquisition.

The weighted-average grant date fair value of options granted during the year ended December 31, 2012 was $1.32 ($1.35 -2011). The aggregate grant date fair value of options that vested during the year was approximately $368,000 ($157,000 -2011). There were 10,000 options exercised on a cashless basis during 2011. There were no options exercised during 2012.

The fair value of each option award is estimated on the date of grant utilizing the Black-Scholes-Merton Option Pricing Model. The Company estimated the expected volatility of the Company's common stock at the grant date using the historical volatility of the Company's common stock over the most recent period equal to the expected stock option term. The risk-free interest rate assumption was determined using the equivalent U.S. Treasury bonds yield. The Company estimates pre-vesting option forfeitures at the time of grant. The Company has had minimal pre-vesting forfeitures in the past. The Company has never paid any cash dividends and does not anticipate paying any cash dividends in the foreseeable future. Therefore, the Company assumed an expected dividend yield of zero.

The following table shows our assumptions used to compute the share-based compensation expense for stock options and warrants granted during the years ended December 31, 2012 and 2011:

	2012	2011

Volatility	61.2%	55.0%
Expected option term	3.0 years	4.7 years
Risk-free interest rate	0.6%	2.1%
Expected forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

Restricted Stock Issued to Employees - Restricted common stock is issued under the 2004 Plan for services to be rendered and may not be sold, transferred or pledged for such period as determined by our Compensation Committee. Restricted stock compensation cost is measured as the stock's fair value based on the quoted market price at the date of grant. The restricted shares issued reduce the amount available under the employee stock option plans. Compensation cost is recognized only on restricted shares that will ultimately vest. The Company estimates the number of shares that will ultimately vest at each grant date based on historical experience and adjust compensation cost and the carrying amount of unearned compensation based on changes in those estimates over time. Restricted stock compensation cost is recognized ratably over the requisite service period which approximates the vesting period. An employee may not sell or otherwise transfer unvested shares and, in the event that employment is terminated prior to the end of the vesting period, any unvested shares are surrendered to us. The Company has no obligation to repurchase any restricted stock. During 2012, 25,000 restricted shares issued to an employee expired unvested. In addition, during 2012, the Company granted two restricted stock awards to an employee. The first award granted the employee 30,000 shares of common stock that vest ratably over four years and had a grant date fair value of $101,400. Expense related to the first grant was being recorded on a straight-line basis as shares were to vest. The second award granted the employee 100,000 shares of common stock that would vest in four tranches upon reaching net sales goals. The grant date fair value of the second award amounted to $338,000. In October 2012 the employee resigned and the restricted shares were forfeited unvested. The Company reversed expense recorded for the unvested restricted shares in the fourth quarter of 2012. As of December 31, 2012, there were no restricted shares issued to employees outstanding.

Restricted Stock Issued in Acquisition- In May 2011, the Company issued an aggregate of 82,352 restricted shares of the Company's common stock, pursuant to the Company's 2004 Employee Stock Option Plan, as amended, valued at $3.33 per share to the owners of ExtraDev, which the Company acquired. Such restricted stock vests in equal installments annually over four years. The restricted stock granted to the owners of ExtraDev was classified as consideration for the acquisition of ExtraDev at a fair value of approximately $274,000, which upon termination any unvested restricted stock shall immediately vest. One fourth of these shares vested during 2012.

The following is a summary of activity of restricted stock during the years ended at December 31, 2012 and 2011:

	Shares	Weighted- average Grant Date Fair Value

Restricted shares outstanding, December 31, 2010	45,000	$12.50

Restricted shares granted	82,352	3.33
Restricted shares vested	-	-
Restricted shares forfeited	(20,000)	12.50

Restricted shares outstanding, December 31, 2011	107,352	$5.46
Restricted shares granted	130,000	3.38
Restricted shares vested	(20,588)	3.33
Restricted shares forfeited	(155,000)	4.85

Restricted shares outstanding, December 31, 2012	61,764	$3.33